NOTES PAYABLE AND CONVERTIBLE NOTES (Details Narrative)																																									1 Months Ended		3 Months Ended			6 Months Ended		12 Months Ended
	Nov. 03, 2022 USD ($) shares	Nov. 03, 2022 USD ($) shares	Oct. 06, 2022 USD ($)	Sep. 21, 2022 USD ($)	Aug. 15, 2022 USD ($)	Aug. 12, 2022 USD ($)	Jun. 30, 2022 USD ($) shares	May 12, 2022 USD ($)	May 12, 2022 USD ($)	Apr. 12, 2022 USD ($)	Mar. 29, 2022 USD ($)	Mar. 07, 2022 USD ($)	Jan. 04, 2022 USD ($)	Dec. 07, 2021 USD ($)	Nov. 26, 2021 USD ($)	Oct. 21, 2021 USD ($)	Sep. 22, 2021 USD ($)	Aug. 19, 2021 USD ($)	Mar. 16, 2021 USD ($)	Jan. 05, 2021 USD ($)	Dec. 10, 2020 USD ($)	Dec. 02, 2020 USD ($)	Nov. 30, 2020 USD ($)	Sep. 16, 2020 shares	Sep. 09, 2020 shares	Mar. 25, 2020 USD ($)	Mar. 12, 2020 USD ($) Integer	Mar. 05, 2020 USD ($)	Feb. 19, 2020 USD ($)	Jan. 22, 2020 USD ($)	Jan. 13, 2020 USD ($)	Jan. 07, 2020 USD ($)	Oct. 03, 2019 USD ($)	Oct. 02, 2019 USD ($)	Sep. 04, 2019 USD ($)	Aug. 30, 2019 USD ($) $ / shares shares	Dec. 24, 2018 USD ($)	Aug. 29, 2018 USD ($)	Aug. 10, 2017 USD ($) Integer	Aug. 10, 2017 USD ($) Integer	Apr. 30, 2020	Aug. 30, 2019 USD ($) $ / shares shares	Dec. 31, 2022 USD ($)	Sep. 30, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Jun. 30, 2022 USD ($) shares	Jun. 30, 2021 USD ($)	Jun. 30, 2020 USD ($)	Jun. 30, 2019 USD ($)	Jun. 30, 2018 USD ($)	Mar. 15, 2021 USD ($)	Jun. 30, 2017 USD ($)
Penalty amount																							$ 19,600																				$ 125,000			$ 125,000			$ 95,000
Lowest trading price percentage																																														4.99%		4.99%
Debt instrument unamortized premium																							11,785
Additional paid in capital							57,124,982																																				57,696,390			$ 57,696,390		$ 57,124,982	54,074,110
Debt conversion converted instrument																																																		$ 500
Embedded derivative fair value of embedded derivative liability							151,262																																				10,623			10,623		151,262	54,220
Penalty amount																							416																				9,543			9,543				5,248
Liabilities							3,105,300																																				3,023,439			3,023,439		3,105,300	3,080,674
Gain on extinguishment of debt																																											43,520			42,910		(17,503)	50,607
Original issue discount																																											52,596			52,596
Proceeds from convertible debt																																														395,750	414,500	766,500	325,000
Unissued shares conversion | shares																								24,427
Due to equity conversion																							31,801
Penalty amount																																														30,000
Original issue discounts amount																																														62,500	40,500	73,500	16,000
Amortization of debt discount																																											52,629		5,221	83,903	11,295	47,971	136,527
Reduction of put premium related to conversions of convertible notes																																											85,346	$ 133,646	16,667	218,992	126,310	$ 335,677	590,504
Common Stock [Member]
Purchase of warrants | shares							15,625																																									15,625
Reduction of put premium related to conversions of convertible notes
Settlement and Mutual Release Agreement [Member]
Convertible notes payable																																											79,000			79,000
Gain on extinguishment of debt																																														610
Two Convertible Notes [Member]
Convertible notes payable							$ 144,280																																									144,280
Penalty amount							$ 33,930																																									$ 33,930
Two Convertible Notes [Member] | Minimum [Member]
Debt instrument, interest rate, stated percentage							15.00%																																									15.00%
Two Convertible Notes [Member] | Maximum [Member]
Debt instrument, interest rate, stated percentage							18.00%																																									18.00%
Auctus Fund L L C [Member] | August Two Thousand Nineteen Auctus Note [Member]
Penalty amount							$ 716																																									$ 716	39,536	43,176
Crown Bridge Partners, LLC [Member]
Penalty amount																																											$ 65,280			$ 65,280
Debt instrument, interest rate, stated percentage																																											15.00%			15.00%
Penalty amount																																											$ 30,866			$ 30,866
1800 Diagonal Lending [Member]
Penalty amount							4,700																																				10,600			10,600		4,700
1800 Diagonal Lending [Member] | May Twelve Twenty Twenty Two Thousand Eighthundred Diagonal Note [Member]
Penalty amount							4,700																																									4,700
ONE44 Capital LLC [Member]
Debt instrument unamortized premium																																											215,385			215,385
Penalty amount							2,873																																				9,378			9,378		2,873
ONE44 Capital LLC [Member] | March Twenty Nine Two Thousand Twenty Two [Member]
Penalty amount							2,873																																									2,873
Coventry Enterprises LLC Securities Purchase Agreement [Member]
Monthly payment amount		$ 19,643
August Twenty Nine Two Thousandand Eighteen Securities Purchase Agreement [Member] | Eagle Equities L L C [Member] | August Two Thousand Eighteen Eagle Note [Member]
Penalty amount																																						$ 105,000
Debt instrument maturity date																																						Aug. 29, 2019
Debt instrument, interest rate, stated percentage																																						8.00%
Debt instrument debt default interest rate																																									24.00%
December Twenty Four Two Thousand And Eighteen Securities Purchase Agreement [Member] | Eagle Equities L L C [Member] | December Two Thousand And Eighteen Eagle Note [Member]
Penalty amount																																					$ 126,000
Debt instrument maturity date																																					Dec. 24, 2019
Debt instrument, interest rate, stated percentage																																					8.00%
Debt instrument debt default interest rate																																					24.00%				24.00%
Debt instrument periodic payment principal																																					$ 6,000
Debt original issue discount, rate																																					10.00%
Percentage of outstanding shares of common stock																																					4.99%
Debt instrument unamortized premium																																																	357,688
Additional paid in capital																																																	133,557
Convertible notes payable																																																	0
December Twenty Four Two Thousand And Eighteen Securities Purchase Agreement [Member] | Eagle Equities L L C [Member] | December Two Thousand And Eighteen Eagle Note [Member] | Minimum [Member]
Lowest trading price percentage																																					60.00%
December Twenty Four Two Thousand And Eighteen Securities Purchase Agreement [Member] | Eagle Equities L L C [Member] | December Two Thousand And Eighteen Eagle Note [Member] | Maximum [Member]
Lowest trading price percentage																																					61.00%
December Twenty Four Two Thousand And Eighteen Securities Purchase Agreement [Member] | Depository Trust Company [Member] | December Two Thousand And Eighteen Eagle Note [Member] | Minimum [Member]
Lowest trading price percentage																																					50.00%
December Twenty Four Two Thousand And Eighteen Securities Purchase Agreement [Member] | Depository Trust Company [Member] | December Two Thousand And Eighteen Eagle Note [Member] | Maximum [Member]
Lowest trading price percentage																																					51.00%
August 10, 2017 Consulting Agreement [Member]
Penalty amount																																																		8,500	$ 9,000
Debt instrument maturity date																																							Aug. 10, 2019	Aug. 10, 2019
Debt instrument, interest rate, stated percentage																																							10.00%	10.00%
Debt instrument debt default interest rate																																							18.00%	18.00%
Lowest trading price percentage																																							65.00%	65.00%
Debt instrument face amount																																							$ 310,000
Debt conversion converted instrument																																								$ 750						79,000		1,000		8,500
Debt instrument convertible | Integer																																							10	10
Accrued liabilities current and non current																																																		5,248		$ 155,000		$ 155,000
Embedded derivative fair value of embedded derivative liability																																							$ 578,212	$ 578,212
Penalty amount							8,000																																				9,543			9,543		8,000		22,168
August 10, 2017 Consulting Agreement [Member] | Common Stock [Member]
Debt conversion converted instrument																																							750
August 10, 2017 Consulting Agreement [Member] | Settlement and Mutual Release Agreement [Member]
Penalty amount																																																					$ 8,500
Convertible notes payable																																							79,000	$ 79,000									80,000				100,000
Debt conversion converted instrument																																							$ 79,000							0			20,000
Accrued liabilities current and non current																																																					25,000
Penalty amount							10,185																																				0			0		10,185	3,738				23,262
Liabilities																																																					$ 56,762
Gain on extinguishment of debt																																																	43,238
August 10, 2017 Consulting Agreement [Member] | Consultant [Member]
Penalty amount																																																			161,000	140,000
Debt conversion converted instrument																																																			161,000	140,000
Penalty amount																																																			$ 19,418	$ 10,764
Securities Purchase Agreement [Member]
Original issue discount							452,308																																				144,711		$ 245,000	144,711	245,000	452,308	498,160
Amortization of debt discount																																														131,168	$ 40,500	73,500	211,000
Securities Purchase Agreement [Member] | August Two Thousand Nineteen Auctus Note [Member]
Debt instrument, interest rate, stated percentage																																				24.00%						24.00%
Securities Purchase Agreement [Member] | January Thirteen Twenty Twenty Ader Alef Note [Member]
Penalty amount																															$ 110,250																		0	110,250
Debt instrument maturity date																															Jan. 13, 2020
Debt instrument, interest rate, stated percentage																															8.00%
Debt instrument debt default interest rate																															24.00%
Debt instrument unamortized premium																																																	59,365
Debt conversion converted instrument																															$ 100,000																		110,250
Penalty amount																																																	0	4,073
Original issue discount																															5,250
Legal fees and due diligence expenses																															$ 5,000
Debt conversion of accrued interest																																																	7,493
Securities Purchase Agreement [Member] | January Thirteen Twenty Twenty Ader Alef Note [Member] | Minimum [Member]
Debt instrument debt default interest rate																															120.00%
Lowest trading price percentage																															35.00%
Percentage of outstanding shares of common stock																															4.99%
Debt instrument description																															The conversion price for the January 13, 2020 Ader Alef Note during the first 6 months the January 13, 2020 Ader Alef Note was fixed at $2.50 and thereafter would be equal to a 35% discount of the lowest closing bid price (“Lowest Trading Price”) of the Common Stock for the ten trading days immediately prior to the delivery of a Notice of Conversion, including the day upon which a Notice of Conversion was received. Notwithstanding the foregoing, Ader Alef was restricted from effecting a conversion if such conversion, along with other shares of the Company’s common stock beneficially owned by Ader Alef and its affiliates, exceeds 4.99% of the outstanding shares of the Company’s common stock which may be increased up to 9.99% upon 60 days prior written notice by the Ader Alef to the Company.
Securities Purchase Agreement [Member] | January Thirteen Twenty Twenty Ader Alef Note [Member] | Maximum [Member]
Debt instrument debt default interest rate																															150.00%
Percentage of outstanding shares of common stock																															9.99%
Securities Purchase Agreement [Member] | September Twenty Two Two Thousand Twenty One Geneva Roth [Member]
Penalty amount																																																	3,120
Securities Purchase Agreement [Member] | GS Capital Partners, LLC [Member]
Penalty amount				$ 71,500		$ 93,000																																					164,500			164,500
Debt instrument maturity date				Mar. 21, 2023		Apr. 12, 2023
Debt instrument, interest rate, stated percentage				8.00%		8.00%
Debt instrument debt default interest rate				24.00%
Lowest trading price percentage				65.00%		65.00%
Percentage of outstanding shares of common stock				4.99%		4.99%
Penalty amount																																											4,457			4,457
Original issue discount				$ 4,000		$ 5,000
Legal fees and due diligence expenses				$ 2,500		$ 3,000
Conversion price, description				The GS Capital Note is exchangeable for an equal aggregate principal amount of notes of different authorized denominations, as requested by GS Capital surrendering the same. GS Capital is entitled, at its option, at any time after cash payment, to convert all or any amount of the principal face amount of the GS Capital Note then outstanding into shares of the Company’s Common Stock at a price for each share of Common Stock (“Conversion Price”) of $0.002 per share (the “Fixed Price”). However, in the event the Company’s Common Stock trades below $0.0014 per share for more than five consecutive trading days, then the Fixed Price shall be equal to $0.0009 per share		The GS Capital Note is exchangeable for an equal aggregate principal amount of notes of different authorized denominations, as requested by GS Capital by surrendering the same. GS Capital is entitled, at its option, at any time after cash payment, to convert all or any amount of the principal face amount of the GS Capital Note then outstanding into shares of the Company’s Common Stock at a price for each share of Common Stock (“Conversion Price”) of $0.0028 per share (the “Fixed Price”). However, in the event the Company’s common stock trades below $0.002 per share for more than five consecutive trading days, then the Fixed Price shall be equal to $0.0013 per share
Debt principal increase percentage				20.00%
Debt instrument face amount				$ 65,000		$ 85,000
Securities Purchase Agreement [Member] | GS Capital Partners, LLC [Member] | Minimum [Member]
Debt instrument debt default interest rate				110.00%
Penalty amount				$ 250
Securities Purchase Agreement [Member] | GS Capital Partners, LLC [Member] | Maximum [Member]
Debt instrument debt default interest rate				125.00%
Penalty amount				$ 500
Securities Purchase Agreement [Member] | GS Capital Partners, LLC [Member] | January Twenty Two Twenty Twenty G S Note [Member]
Penalty amount																														$ 58,000
Debt instrument maturity date																														Jan. 22, 2021
Debt instrument, interest rate, stated percentage																														10.00%
Debt instrument debt default interest rate																														24.00%
Lowest trading price percentage																														40.00%
Debt instrument unamortized premium																														$ 38,667
Additional paid in capital																																																		38,667
Convertible notes payable																																																	0
Debt conversion converted instrument																																																	58,000
Original issue discount																														3,500
Legal fees and due diligence expenses																														2,500
Debt conversion of accrued interest																																																	8,508
Securities Purchase Agreement [Member] | GS Capital Partners, LLC [Member] | January Twenty Two Twenty Twenty G S Note [Member] | Minimum [Member]
Proceeds from convertible debt																														$ 52,000
Debt default amount percentage																														112.00%
Securities Purchase Agreement [Member] | GS Capital Partners, LLC [Member] | January Twenty Two Twenty Twenty G S Note [Member] | Maximum [Member]
Debt default amount percentage																														130.00%
Securities Purchase Agreement [Member] | Auctus Fund L L C [Member] | August Two Thousand Nineteen Auctus Note [Member]
Penalty amount																																			$ 550,000	$ 550,000						$ 550,000
Debt instrument maturity date																																				Aug. 30, 2020
Debt instrument, interest rate, stated percentage																																				10.00%						10.00%
Debt instrument debt default interest rate																																				24.00%
Lowest trading price percentage																																										60.00%
Percentage of outstanding shares of common stock																																				125.00%						4.99%
Debt instrument unamortized premium							21,899																													$ 366,667						$ 366,667						21,899	217,411	127,356
Convertible notes payable							0																																									0
Debt conversion converted instrument																																																32,848	326,117	191,035
Penalty amount							0																													$ 15,000						$ 15,000						0	0	486
Legal fees and due diligence expenses																																			5,000
Proceeds from convertible debt																																			505,000
Diligence fees																																			$ 40,000
Debt instrument description																																				Upon the holder’s election to convert accrued interest, default interest or any penalty amounts as stipulated, the Company may elect to pay those amounts in cash. The note may also be prepaid by the Company at any time between the date of issuance and August 13, 2020 at 135% multiplied by the sum of (a) the then outstanding principal amount plus (b) accrued and unpaid interest plus (c) default interests, if any.
Fair value adjustment of warrants																																				$ 375,905
Securities Purchase Agreement [Member] | Auctus Fund L L C [Member] | August Two Thousand Nineteen Auctus Note [Member] | First Warrant [Member]
Purchase of warrants | shares																																				450						450
Warrant exercise price | $ / shares																																				$ 2,250						$ 2,250
Securities Purchase Agreement [Member] | Auctus Fund L L C [Member] | August Two Thousand Nineteen Auctus Note [Member] | Second Warrant [Member]
Purchase of warrants | shares																																				300						300
Warrant exercise price | $ / shares																																				$ 3,330						$ 3,330
Securities Purchase Agreement [Member] | Auctus Fund L L C [Member] | August Two Thousand Nineteen Auctus Note [Member] | Third Warrant [Member]
Purchase of warrants | shares																																				225						225
Warrant exercise price | $ / shares																																				$ 4,500						$ 4,500
Securities Purchase Agreement [Member] | Crown Bridge Partners, LLC [Member]
Penalty amount							65,280																9,600										$ 108,000										65,280			65,280		65,280		65,280
Debt instrument maturity date																																	Oct. 03, 2020
Debt instrument, interest rate, stated percentage																																	15.00%
Debt instrument debt default interest rate																																	15.00%
Debt instrument periodic payment principal																																	$ 3,000
Debt instrument unamortized premium																							6,400										72,000																	28,480
Debt conversion converted instrument																																																		42,720
Penalty amount							25,930																																				30,866			30,866		25,930		7,232
Gain on extinguishment of debt																																														43,520
Original issue discount																																	$ 5,000
Debt instrument description																																	The conversion price for the October 3, 2019 Crown Bridge Note was equal to 60% (representing a 40% discount) of the lowest closing bid price (“Lowest Trading Price”) of the Common Stock for the ten trading days immediately prior to the delivery of a Notice of Conversion, including the day upon which a Notice of Conversion was received
Unissued shares conversion | shares																								15,000
Due to equity conversion																							16,000
Equity conversion																							16,000
Securities Purchase Agreement [Member] | Crown Bridge Partners, LLC [Member] | Minimum [Member]
Debt instrument debt default interest rate																																	110.00%
Percentage of outstanding shares of common stock																																	4.99%
Securities Purchase Agreement [Member] | Crown Bridge Partners, LLC [Member] | Maximum [Member]
Debt instrument debt default interest rate																																	150.00%
Percentage of outstanding shares of common stock																																	9.99%
Securities Purchase Agreement [Member] | Crown Bridge Partners, LLC [Member] | October 3, 2019 GW Note [Member]
Penalty amount							65,280																										$ 108,000															65,280	65,280	65,280
Debt instrument maturity date																																	Oct. 03, 2019
Debt instrument, interest rate, stated percentage																																	15.00%
Debt instrument debt default interest rate																																	15.00%
Debt instrument periodic payment principal																																	$ 3,000
Debt instrument unamortized premium																																	72,000																	28,480
Debt conversion converted instrument																																																		42,720
Penalty amount							25,930																																									25,930	16,138	7,232
Original issue discount																																	5,000
Proceeds from convertible debt																																	$ 100,000
Debt instrument description																																	The conversion price for the October 3, 2019 Crown Bridge Note shall be equal to a 40% discount of the lowest closing bid price (“Lowest Trading Price”) of the Common Stock for the ten trading days immediately prior to the delivery of a Notice of Conversion, including the day upon which a Notice of Conversion is received. Notwithstanding the foregoing, Crown Bridge shall be restricted from effecting a conversion if such conversion, along with other shares of the Company’s common stock beneficially owned by Crown Bridge and its affiliates, exceeds 4.99% of the outstanding shares of the Company’s common stock which may be increased up to 9.99% upon 60 days prior written notice by the Crown Bridge to the Company. The note is treated as stock settled debt under ASC 480 and accordingly the Company recorded a $72,000 put premium.
Securities Purchase Agreement [Member] | Crown Bridge Partners, LLC [Member] | October 3, 2019 GW Note [Member] | Minimum [Member]
Debt instrument debt default interest rate																																	110.00%
Percentage of outstanding shares of common stock																																	4.99%
Securities Purchase Agreement [Member] | Crown Bridge Partners, LLC [Member] | October 3, 2019 GW Note [Member] | Maximum [Member]
Debt instrument debt default interest rate																																	150.00%
Percentage of outstanding shares of common stock																																	9.99%
Securities Purchase Agreement [Member] | G W Holdings Group L L C [Member]
Penalty amount																																																		101,000
Debt instrument unamortized premium																																																	20,000	67,333
Convertible notes payable																																																	0
Penalty amount																																																	0	5,082
Securities Purchase Agreement [Member] | G W Holdings Group L L C [Member] | October One Two Thousand Nineteen Auctus Note [Member]
Penalty amount																																		$ 131,000															30,000	30,000
Debt instrument maturity date																																		Oct. 01, 2020
Debt instrument, interest rate, stated percentage																																		8.00%
Debt instrument periodic payment principal																																		$ 6,000
Penalty amount																																																	3,877	1,776
Proceeds from convertible debt																																		$ 125,000
Securities Purchase Agreement [Member] | G W Holdings Group L L C [Member] | December Ten Two Thousand Twenty [Member]
Penalty amount																					$ 131,000
Debt instrument maturity date																					Dec. 10, 2021
Debt instrument, interest rate, stated percentage																					8.00%
Debt instrument debt default interest rate																					24.00%
Debt instrument periodic payment principal																					$ 6,000
Debt instrument unamortized premium																					174,666
Penalty amount																																																	1,084
Proceeds from convertible debt																					$ 125,000
Debt instrument description																					The conversion price for the above GW Holdings notes was equal to a 40% discount of the lowest closing bid price (“Lowest Trading Price”) of the Common Stock for the ten trading days immediately prior to the delivery of a Notice of Conversion, including the day upon which a Notice of Conversion was received. Notwithstanding the foregoing, GW Holdings shall be restricted from effecting a conversion if such conversion, along with other shares of the Company’s common stock beneficially owned by GW Holdings and its affiliates, exceeds 4.99% of the outstanding shares of the Company’s common stock which may be increased up to 9.99% upon 60 days prior written notice by the GW Holdings to the Company.
Securities Purchase Agreement [Member] | G W Holdings Group L L C [Member] | December Ten Two Thousand Twenty [Member] | Minimum [Member]
Debt instrument debt default interest rate																					110.00%
Percentage of outstanding shares of common stock																					4.99%
Securities Purchase Agreement [Member] | G W Holdings Group L L C [Member] | December Ten Two Thousand Twenty [Member] | Maximum [Member]
Debt instrument debt default interest rate																					150.00%
Percentage of outstanding shares of common stock																					9.99%
Securities Purchase Agreement [Member] | L G Capital Funding L L C [Member]
Penalty amount																							10,000
Debt instrument unamortized premium																							5,385
Debt conversion converted instrument																							416
Original issue discount																													$ 40,385
Due to equity conversion																							$ 15,801
Securities Purchase Agreement [Member] | L G Capital Funding L L C [Member] | February Nineteen Two Thousand Twenty L G Capital Note [Member]
Penalty amount																													$ 75,000																				0	75,000
Debt instrument maturity date																													Feb. 19, 2021
Debt instrument, interest rate, stated percentage																													8.00%
Lowest trading price percentage																													24.00%
Debt instrument unamortized premium																																																	40,385
Debt conversion converted instrument																																																	75,000
Penalty amount																																																	0	2,164
Original issue discount																													$ 3,750
Legal fees and due diligence expenses																													$ 2,500
Proceeds from convertible debt																										$ 71,250
Debt conversion of accrued interest																																																	5,421
Unissued shares conversion | shares																									9,427
Securities Purchase Agreement [Member] | L G Capital Funding L L C [Member] | February Nineteen Two Thousand Twenty L G Capital Note [Member] | Minimum [Member]
Debt instrument debt default interest rate																													112.00%
Percentage of outstanding shares of common stock																													9.99%
Debt instrument description																													The conversion price for the February 19, 2020 LG Capital Note during the first 6 months the February 19, 2020 LG Capital Note was fixed at $500 and thereafter was equal to a 35% discount of the lowest closing bid price (“Lowest Trading Price”) of the Common Stock for the ten trading days immediately prior to the delivery of a Notice of Conversion, including the day upon which a Notice of Conversion was received. Notwithstanding the foregoing, LG Capital was restricted from effecting a conversion if such conversion, along with other shares of the Company’s common stock beneficially owned by LG Capital and its affiliates, exceeds 9.99% of the outstanding shares of the Company’s common stock.
Securities Purchase Agreement [Member] | L G Capital Funding L L C [Member] | February Nineteen Two Thousand Twenty L G Capital Note [Member] | Maximum [Member]
Debt instrument debt default interest rate																													135.00%
Securities Purchase Agreement [Member] | Geneva Roth Remark Holdings Inc [Member] | December Two Two Thousand Twenty Geneva Roth [Member]
Penalty amount																						$ 78,000
Debt instrument maturity date																						Dec. 02, 2021
Debt instrument, interest rate, stated percentage																						8.00%
Original issue discount																						$ 3,000
Securities Purchase Agreement [Member] | Geneva Roth Remark Holdings Inc [Member] | January Five Two Thousand Twenty One Geneva Roth [Member]
Penalty amount																				$ 68,500
Debt instrument maturity date																				Jan. 05, 2022
Debt instrument, interest rate, stated percentage																				8.00%
Original issue discount																				$ 3,500
Securities Purchase Agreement [Member] | Geneva Roth Remark Holdings Inc [Member] | March Sixteen Two Thousand Twenty One Geneva Roth [Member]
Penalty amount																			$ 63,500
Debt instrument maturity date																			Mar. 16, 2022
Debt instrument, interest rate, stated percentage																			8.00%
Original issue discount																			$ 3,500
Securities Purchase Agreement [Member] | Geneva Roth Remark Holdings Inc [Member] | August Nineteen Two Thousand Twenty One Geneva Roth [Member]
Penalty amount																		$ 103,750
Debt instrument, interest rate, stated percentage																		8.00%
Securities Purchase Agreement [Member] | Geneva Roth Remark Holdings Inc [Member] | September Twenty Two Two Thousand Twenty One Geneva Roth [Member]
Penalty amount																	$ 63,750
Debt instrument maturity date																	Sep. 22, 2022	Aug. 19, 2022
Debt instrument, interest rate, stated percentage																	8.00%
Debt instrument debt default interest rate																	35.00%
Debt instrument unamortized premium																	$ 203,269
Original issue discount																		$ 3,750
Debt default amount percentage																	22.00%
Debt instrument description																	The conversion price for the above Geneva Roth notes was equal to a 35% discount of the market price based on the average of the lowest three trading prices of the Common Stock for the ten trading days immediately prior to the delivery of a Notice of Conversion. Notwithstanding the foregoing, Geneva Roth shall be restricted from effecting a conversion if such conversion, along with other shares of the Company’s common stock beneficially owned by Geneva Roth and its affiliates, exceeds 9.99% of the outstanding shares of the Company’s common stock.
Securities Purchase Agreement [Member] | Geneva Roth Remark Holdings Inc [Member] | September Twenty Two Two Thousand Twenty One Geneva Roth [Member] | Minimum [Member]
Debt instrument debt default interest rate																	110.00%
Percentage of outstanding shares of common stock																	9.99%
Securities Purchase Agreement [Member] | Geneva Roth Remark Holdings Inc [Member] | September Twenty Two Two Thousand Twenty One Geneva Roth [Member] | Maximum [Member]
Debt instrument debt default interest rate																	129.00%
Securities Purchase Agreement [Member] | 1800 Diagonal Lending [Member]
Penalty amount							$ 105,000	$ 63,750	$ 63,750	$ 68,750		$ 68,750	$ 63,750		$ 53,750	$ 63,750																											105,000			$ 105,000		$ 105,000
Debt instrument maturity date							Jun. 30, 2023	May 12, 2023		Apr. 12, 2023		Mar. 07, 2023	Jan. 04, 2023		Nov. 26, 2022	Oct. 21, 2022
Debt instrument, interest rate, stated percentage							8.00%	8.00%	8.00%	8.00%		8.00%	8.00%		8.00%	8.00%																																8.00%
Debt instrument debt default interest rate							65.00%
Percentage of outstanding shares of common stock																																														150.00%
Debt instrument unamortized premium							$ 262,500																																				142,692			$ 142,692		$ 262,500
Debt conversion converted instrument																																														265,000
Penalty amount																																											3,981			3,981
Debt default amount percentage							22.00%
Debt instrument description							The conversion price for the above 1800 Diagonal notes shall be equal to 65% (representing a 35% discount) of the market price, which means the average of the lowest three trading prices of the Common Stock for the ten trading days immediately prior to the delivery of a Notice of Conversion
Penalty amount																																														1,000
Debt issue costs							$ 3,750	$ 3,750		$ 3,750		$ 3,750	$ 3,750		$ 3,750	$ 3,750
Debt instrument amount																																											56,538			56,538
Securities Purchase Agreement [Member] | 1800 Diagonal Lending [Member] | Minimum [Member]
Debt instrument debt default interest rate							110.00%
Securities Purchase Agreement [Member] | 1800 Diagonal Lending [Member] | Maximum [Member]
Debt instrument debt default interest rate							129.00%
Percentage of outstanding shares of common stock							9.99%
Securities Purchase Agreement [Member] | 1800 Diagonal Lending [Member] | October Twenty One Two Thousand Twenty One [Member]
Penalty amount																$ 63,750
Debt instrument maturity date																Oct. 21, 2022
Debt instrument, interest rate, stated percentage																8.00%
Debt issue costs																$ 3,750
Securities Purchase Agreement [Member] | 1800 Diagonal Lending [Member] | November Twenty Six Two Thousand Twenty One [Member]
Penalty amount															$ 53,750
Debt instrument maturity date															Nov. 26, 2022
Debt instrument, interest rate, stated percentage															8.00%
Debt issue costs															$ 3,750
Securities Purchase Agreement [Member] | 1800 Diagonal Lending [Member] | January Four Two Thousand Twenty Two [Member]
Penalty amount													$ 63,750
Debt instrument maturity date													Jan. 04, 2023
Debt instrument, interest rate, stated percentage													8.00%
Debt issue costs													$ 3,750
Securities Purchase Agreement [Member] | 1800 Diagonal Lending [Member] | March Seven Two Thousand Twenty Two [Member]
Penalty amount												$ 68,750
Debt instrument maturity date												Mar. 07, 2023
Debt instrument, interest rate, stated percentage												8.00%
Debt issue costs												$ 3,750
Securities Purchase Agreement [Member] | 1800 Diagonal Lending [Member] | April Twelve Two Thousand And Twenty Two [Member]
Penalty amount										$ 68,750
Debt instrument maturity date										Apr. 12, 2023
Debt instrument, interest rate, stated percentage										8.00%
Debt issue costs										$ 3,750
Securities Purchase Agreement [Member] | 1800 Diagonal Lending [Member] | May Twelve Twenty Twenty Two Thousand Eighthundred Diagonal Note [Member]
Penalty amount								$ 63,750	$ 63,750
Debt instrument maturity date									May 12, 2023
Debt instrument, interest rate, stated percentage								8.00%	8.00%
Debt instrument debt default interest rate									35.00%
Percentage of outstanding shares of common stock																																																150.00%
Debt instrument unamortized premium								$ 205,962	$ 205,962
Debt default amount percentage									22.00%
Debt instrument description									The conversion price for the above 1800 Diagonal notes shall be equal to a 35% discount of the market price which means the average of the lowest three trading prices of the Common Stock for the ten trading days immediately prior to the delivery of a Notice of Conversion. Notwithstanding the foregoing, 1800 Diagonal shall be restricted from effecting a conversion if such conversion, along with other shares of the Company’s common stock beneficially owned by 1800 Diagonal and its affiliates, exceeds 9.99% of the outstanding shares of the Company’s common stock.
Penalty amount																																																$ 1,000
Debt issue costs								$ 3,750
Securities Purchase Agreement [Member] | 1800 Diagonal Lending [Member] | May Twelve Twenty Twenty Two Thousand Eighthundred Diagonal Note [Member] | Minimum [Member]
Debt instrument debt default interest rate									110.00%
Securities Purchase Agreement [Member] | 1800 Diagonal Lending [Member] | May Twelve Twenty Twenty Two Thousand Eighthundred Diagonal Note [Member] | Maximum [Member]
Debt instrument debt default interest rate									129.00%
Percentage of outstanding shares of common stock									9.99%
Securities Purchase Agreement [Member] | ONE44 Capital LLC [Member]
Penalty amount					$ 110,000		$ 235,700				$ 120,000			$ 170,000																													204,000			204,000		235,700
Debt instrument maturity date					Aug. 15, 2023						Mar. 29, 2023			Dec. 07, 2022
Debt instrument, interest rate, stated percentage											10.00%			10.00%
Debt instrument debt default interest rate					65.00%
Percentage of outstanding shares of common stock					4.99%
Debt instrument unamortized premium							29,238																																				76,300			76,300		29,238
Debt conversion converted instrument																																														141,700		54,300
Penalty amount							9,519																																				11,287			11,287		9,519
Legal fees and due diligence expenses					$ 5,500
Debt default amount percentage					24.00%
Debt instrument description					The conversion price for the above ONE44 notes shall be equal to 65% (representing a 35% discount) of the market price, which means the lowest closing bid prices of the Common Stock for the ten trading days immediately prior to the delivery of a Notice of Conversion
Original issue discounts amount											$ 18,000			$ 25,500
Debt principal increase percentage					20.00%
Debt instrument amount																																											59,231			59,231
Debt conversion original debt					$ 10,000
Securities Purchase Agreement [Member] | ONE44 Capital LLC [Member] | Minimum [Member]
Debt instrument debt default interest rate					120.00%
Penalty amount					$ 250
Securities Purchase Agreement [Member] | ONE44 Capital LLC [Member] | Maximum [Member]
Debt instrument debt default interest rate					135.00%
Penalty amount					$ 500
Securities Purchase Agreement [Member] | ONE44 Capital LLC [Member] | December Seven Two Thousand Twenty One Geneva Roth [Member]
Penalty amount														$ 170,000
Debt instrument maturity date														Dec. 07, 2022
Debt instrument, interest rate, stated percentage														10.00%
Original issue discounts amount														$ 25,500
Securities Purchase Agreement [Member] | ONE44 Capital LLC [Member] | March Twenty Nine Two Thousand Twenty Two [Member]
Penalty amount							235,700				$ 120,000																																					235,700
Debt instrument maturity date											Mar. 29, 2023
Debt instrument, interest rate, stated percentage											10.00%
Debt instrument debt default interest rate											65.00%
Debt instrument unamortized premium							29,238				$ 156,154																																					29,238
Debt conversion converted instrument																																																54,300
Penalty amount							9,519																																									9,519
Debt default amount percentage											24.00%
Original issue discounts amount											$ 18,000
Debt principal increase percentage											20.00%
Securities Purchase Agreement [Member] | ONE44 Capital LLC [Member] | March Twenty Nine Two Thousand Twenty Two [Member] | Minimum [Member]
Debt instrument debt default interest rate											120.00%
Percentage of outstanding shares of common stock											4.99%
Penalty amount											$ 250
Securities Purchase Agreement [Member] | ONE44 Capital LLC [Member] | March Twenty Nine Two Thousand Twenty Two [Member] | Maximum [Member]
Debt instrument debt default interest rate											135.00%
Penalty amount											$ 500
Securities Purchase Agreement [Member] | Coventry Enterprises LLC Securities Purchase Agreement [Member]
Penalty amount																																	$ 125,000										125,000			125,000
Debt instrument, interest rate, stated percentage	10.00%	10.00%
Debt conversion converted instrument	$ 125,000
Penalty amount																																											2,020			2,020
Original issue discount	25,000	$ 25,000
Proceeds from convertible debt		100,000
Amortization of debt discount	37,500	37,500
Debt instrument guaranteed interest	$ 12,500	$ 12,500
Number of shares issued | shares	75,000,000	75,000,000
Securities Purchase Agreement [Member] | Red Road Holdings Securities Purchase Agreement [Member]
Penalty amount			$ 53,750																																								53,750			53,750
Debt instrument, interest rate, stated percentage			8.00%
Debt instrument debt default interest rate			22.00%
Debt instrument unamortized premium			$ 28,942
Penalty amount																																											1,013			1,013
Legal fees and due diligence expenses			3,750
Proceeds from convertible debt			$ 50,000
Debt instrument description			The “Variable Conversion Price” shall mean 65% multiplied by the Market Price (as defined therein) (representing a discount rate of 35%). “Market Price” means the average of the lowest three (3) Trading Prices (as defined below) for the Company’s Common Stock during the ten (10) trading days prior to the conversion date. Notwithstanding the foregoing, Red Road shall be restricted from effecting a conversion if such conversion, along with other shares of the Company’s Common Stock beneficially owned by Red Road and its affiliates, exceeds 4.99% of the outstanding shares of the Company’s Common Stock. The Note is treated as stock settled debt under ASC 480 and accordingly the Company recorded a total of $28,942 put premium
Penalty amount			$ 1,000
Percentage of outstanding shares of common stock			4.99%
Note prepayment premium description			The Note may be prepaid until 180 days from the Issuance date. If the Note is prepaid within 60 days of the issuance date, then the prepayment premium shall be 110% of the face amount plus any accrued interest, if prepaid after 60 days from the issuance date, but less than 91 days from the issuance date, then the prepayment premium shall be 115% of the face amount plus any accrued interest, if prepaid after 90 days from the issuance date, but less than 121 days from the issuance date, then the prepayment premium shall be 120% of the face amount plus any accrued interest, if prepaid after 120 days from the issuance date, but less than 151 days from the issuance date, then the prepayment premium shall be 125% of the face amount plus any accrued interest, and if prepaid after 150 days from the issuance date, but less than 181 days from the issuance date, then the prepayment premium shall be 129% of the face amount plus any accrued interest. So long as the Note is outstanding, the Company covenants not to, without prior written consent from Red Road, sell, lease or otherwise dispose of all or substantially all of its assets outside the ordinary course of business, which would render the Company a “shell company” as such term is defined in Rule 144
January Seven Two Thousand Twenty Power Up Lending Group Securities Purchase Agreement [Member] | January Seven Two Thousand Twenty Power Up Note [Member]
Penalty amount																																$ 75,000
Debt instrument maturity date																																Jan. 07, 2021
Debt instrument, interest rate, stated percentage																																8.00%
Legal fees and due diligence expenses																															$ 2,500
Prepayment penalty																															72,000
Diligence fees																															$ 500
March Twelve Two Thousand Twenty Power Up Lending Group Securities Purchase Agreement [Member] | March Twelve Two Thousand Twenty Power Up Note [Member]
Penalty amount																											$ 43,000																						0
Debt instrument maturity date																											Mar. 12, 2021
Debt instrument, interest rate, stated percentage																											8.00%
Debt instrument debt default interest rate																											150.00%
Lowest trading price percentage																											65.00%
Percentage of outstanding shares of common stock																											4.99%
Convertible notes payable																																																	0
Debt instrument convertible | Integer																											10
Embedded derivative fair value of embedded derivative liability																											$ 422,557
Penalty amount																																																	0
Legal fees and due diligence expenses																												$ 2,500
Debt default amount percentage																											22.00%
Prepayment penalty																												40,000
Diligence fees																												$ 500
Conversion price, description																											The conversion price for the above Power Up notes was $3,050, subject to certain Market Price (as defined below) adjustment. If the Market Price was greater than or equal to $5,000, the conversion price was to be the greater of 65% of the Market Price (“Variable Conversion Price”) and $3,050. In the event Market Price was less than $5,000, the conversion price was to be the Variable Conversion Price. As defined in the note agreements, the “Market Price” was the average of the lowest three closing bid prices during the ten day trading period prior to and including the day the Company receives a notice of conversion from Power Up on the electronic quotation system or applicable principal securities exchange or trading market or, if no closing bid price of such security is available in any of the foregoing manners, the average of the closing bid prices of any market makers for such security that are listed in the “pink sheets” during the ten prior trading days, including the day upon which the Company receives a notice of conversion from Power Up. Notwithstanding the foregoing, Power Up was restricted from effecting a conversion if such conversion, along with other shares of the Company’s common stock beneficially owned by Power Up and its affiliates, exceeds 4.99% of the outstanding shares of the Company’s common stock.
Repayment in cash																																																	43,000
Repayment of interest																																																	1,816
Auctus Financing Agreement [Member]
Penalty amount							0																																									0	32,848	$ 358,965
G W Holdings Financing Agreement [Member] | December Ten Two Thousand Twenty [Member]
Penalty amount							90,000																																									90,000
Debt instrument unamortized premium							60,000																																									60,000
Penalty amount							7,885																																									7,885
Penalty amount																																																4,000
G W Holdings Financing Agreement [Member] | G W Holdings Group L L C [Member] | October One Two Thousand Nineteen Auctus Note [Member]
Debt instrument unamortized premium																																																	27,333
G W Holdings Financing Agreement [Member] | G W Holdings Group L L C [Member] | December Ten Two Thousand Twenty [Member]
Penalty amount							0														$ 90,000																											0	41,000
Penalty amount							0														$ 4,636																											0
Geneva Roth Financing Agreement Agreement [Member] | September Twenty Two Two Thousand Twenty One Geneva Roth [Member]
Penalty amount							299,500																																									299,500	78,000
Penalty amount							11,980																																									11,980
Geneva Roth Financing Agreement Agreement [Member] | Geneva Roth Remark Holdings Inc [Member] | September Twenty Two Two Thousand Twenty One Geneva Roth [Member]
Penalty amount							0																																									0	132,000
Debt instrument unamortized premium							161,269																																									161,269	42,000
Penalty amount																																																	$ 3,477
6th Street Financing Agreement [Member] | 1800 Diagonal Lending [Member]
Penalty amount							265,000																																									265,000
Debt instrument unamortized premium							63,269																																									63,269
Debt conversion converted instrument																																																117,500
Penalty amount							6,081																																									6,081
6th Street Financing Agreement [Member] | 1800 Diagonal Lending [Member] | May Twelve Twenty Twenty Two Thousand Eighthundred Diagonal Note [Member]
Penalty amount							265,000																																									265,000
Debt instrument unamortized premium							63,269																																									63,269
Debt conversion converted instrument																																																117,500
Penalty amount							$ 6,081																																									$ 6,081
Crown Bridge Financing Agreement [Member] | Crown Bridge Partners, LLC [Member]
Penalty amount																																											$ 0			$ 0